General accounting policies - Additional Information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Disclosure of significant accounting policies [line items]
Leases of low-value assets	R$ 5
Globo Group
Disclosure of significant accounting policies [line items]
Short-term lease agreement.	12 months